STATEMENT OF FINANCIAL HIGHLIGHTS - $ / Unit		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Limited Partner [Member] | Millburn Multi Markets Trading L P [Member]
Total return before General Partner profit share allocation		5.54%		5.96%
Less: General Partner profit share allocation		1.13%		1.17%
Total return after General Partner profit share allocation		4.41%		4.79%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[1],[2]	2.50%		2.48%
General Partner profit share allocation		1.13%		1.17%
Total expenses	[2]	3.63%		3.63%
Net investment loss	[1],[2]	(0.81%)		(0.81%)
Tracking Partner [Member] | Millburn Multi Markets Trading L P [Member]
Total return before General Partner profit share allocation		5.36%		5.43%
Less: General Partner profit share allocation		0.91%		0.85%
Total return after General Partner profit share allocation		4.45%		4.58%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[1],[2]	2.61%		2.86%
General Partner profit share allocation		0.91%		0.85%
Total expenses	[2]	3.52%		3.71%
Net investment loss	[1],[2]	(0.94%)		(2.00%)
Series A [Member] | Limited Partner [Member]
NET ASSET VALUE PER UNIT - Beginning of period		1,162.09		1,129.40
GAIN (LOSS) ALLOCATED FROM THE MASTER FUND:
Net investment loss	[3]	(34.26)		(45.17)
Total trading and investing gains	[3]	70.56		85.99
Net income before profit share allocation from the Master Fund		36.30		40.82
Less profit share allocation from the Master Fund	[3],[4]	7.10		8.13
Net income after profit share allocation from the Master Fund		29.20		32.69
NET ASSET VALUE PER UNIT - End of period		1,191.29		1,162.09
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		3.15%		3.60%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	[4]	0.64%	[5]	0.71%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		2.51%		2.89%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[6]	4.75%		4.75%
Profit share allocation from Master Fund	[4]	0.64%		0.71%
Total expenses		5.39%		5.46%
Net investment loss	[6],[7]	(3.07%)		(3.93%)
Series B [Member] | Limited Partner [Member]
NET ASSET VALUE PER UNIT - Beginning of period		1,315.39		1,260.50
GAIN (LOSS) ALLOCATED FROM THE MASTER FUND:
Net investment loss	[3]	(13.55)		(27.14)
Total trading and investing gains	[3]	82.00		97.47
Net income before profit share allocation from the Master Fund		68.45		70.33
Less profit share allocation from the Master Fund	[3],[4]	14.20		15.44
Net income after profit share allocation from the Master Fund		54.25		54.89
NET ASSET VALUE PER UNIT - End of period		1,369.64		1,315.39
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		5.23%		5.54%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	[4]	1.11%		1.19%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		4.12%		4.35%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[6]	2.74%		2.91%
Profit share allocation from Master Fund	[4]	1.11%		1.19%
Total expenses		3.85%		4.10%
Net investment loss	[6],[7]	(1.06%)		(2.10%)
Series C [Member] | Limited Partner [Member]
NET ASSET VALUE PER UNIT - Beginning of period		1,342.09		1,283.96
GAIN (LOSS) ALLOCATED FROM THE MASTER FUND:
Net investment loss	[3]	(15.01)		(25.43)
Total trading and investing gains	[3]	78.58		101.94
Net income before profit share allocation from the Master Fund		63.57		76.51
Less profit share allocation from the Master Fund	[3],[4]	8.23		18.38
Net income after profit share allocation from the Master Fund		55.34		58.13
NET ASSET VALUE PER UNIT - End of period		1,397.43		1,342.09
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		4.76%		5.92%
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	[4]	0.64%		1.39%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		4.12%		4.53%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[6]	2.74%		2.79%
Profit share allocation from Master Fund	[4]	0.64%		1.39%
Total expenses		3.38%		4.18%
Net investment loss	[6],[7]	(1.16%)		(1.92%)
Series D [Member] | Limited Partner [Member]
NET ASSET VALUE PER UNIT - Beginning of period	[8]	1,310.65	[5]	1,331.20
GAIN (LOSS) ALLOCATED FROM THE MASTER FUND:
Net investment loss		(21.14)		(35.82)	[3],[8]
Total trading and investing gains	[3]	88.99		15.27	[8]
Net income before profit share allocation from the Master Fund		67.85		(20.55)	[8]
Less profit share allocation from the Master Fund	[3],[4]	40.23			[8]
Net income after profit share allocation from the Master Fund		27.62		(20.55)	[8]
NET ASSET VALUE PER UNIT - End of period		1,338.27		1,310.65	[5],[8]
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM THE MASTER FUND		5.29%		(1.54%)	[8]
LESS: PROFIT SHARE ALLOCATION FROM THE MASTER FUND	[4]	3.18%			[8]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM THE MASTER FUND		2.11%		(1.54%)	[8]
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[6]	3.53%		3.83%	[8]
Profit share allocation from Master Fund	[4]	3.18%			[8]
Total expenses		6.71%		3.83%	[8]
Net investment loss	[6],[7]	(1.67%)		(2.73%)	[8]

[1]	Excludes General Partner profit share allocation.
[2]	Includes the proportionate share of expenses of the U.S. Feeder and Cayman Feeder (as defined in Footnote 1).
[3]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing the net investment loss and profit share allocation from the Master Fund by the average number of units outstanding during the year. Total trading and investing losses is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
[4]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by rebalancing due to monthly capital activity.
[5]	The timing of capital contributions to the Series D during March through September 2018 resulted in gross dollar profits and a related profit share for the Series prior the percentage rate of return turning positive for these Units. This resulted in a larger profit share ratio for the Series D compared with the other Series in 2018.
[6]	Includes the Partnership's proportionate share of income and expense allocated from the Master Fund.
[7]	Excludes profit share allocation from the Master Fund.
[8]	Initial offering price for Series D is $1,331.20 as of November 1, 2017.